Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Defined Plan Analysis
At 31 December 2019, the UK Group plan had approximately 26,000 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total
Defined benefit	—	20	33	53
Defined contribution	12	35	—	47

Total	12	55	33	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

	2019			2018
All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.0	1.7	1.5	3.3	1.6	1.5
Rate used to discount plan liabilities	2.0	3.0	3.1	2.8	4.0	4.1
Expected rate of increase in salaries	3.5	2.9	3.0	3.8	2.9	3.0
Expected rate of increase for pensions in payment and deferred pensions	1.85 to 5.05	—	—	2.1 to 5.1	—	—
Initial rate of increase in healthcare rate	—	—	6.8	—	—	7.0
Ultimate rate of increase in healthcare rate	—	—	5.0	—	—	5.5

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

	UK		US
All figures in years	2019	2018	2019	2018
Male	24.0	23.8	20.6	20.7
Female	24.3	24.5	22.6	22.7
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

	UK		US
All figures in years	2019	2018	2019	2018
Male	25.5	25.4	22.2	22.3
Female	26.1	26.3	24.1	24.2

Summary of Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

	2019
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	6	3	9	57	—	66
Past service cost	—	—	—	—	—	—
Curtailments	(2)	—	(2)	—	(1)	(3)
Administration expenses	6	—	6	—	—	6

Total operating expense	10	3	13	57	(1)	69
Interest on plan assets	(89)	(5)	(94)	—	—	(94)
Interest on plan liabilities	73	6	79	—	2	81

Net finance (income)/expense	(16)	1	(15)	—	2	(13)

Net income statement charge	(6)	4	(2)	57	1	56

	2018
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	7	2	9	56	(1)	64
Past service cost	8	—	8	—	—	8
Curtailments	—	—	—	—	(11)	(11)
Administration expenses	6	—	6	—	—	6

Total operating expense	21	2	23	56	(12)	67
Interest on plan assets	(82)	(5)	(87)	—	—	(87)
Interest on plan liabilities	68	6	74	—	2	76

Net finance (income)/expense	(14)	1	(13)	—	2	(11)

Net income statement charge	7	3	10	56	(10)	56

	2017
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	8	1	9	57	(1)	65
Administration expenses	9	1	10	—	—	10

Total operating expense	17	2	19	57	(1)	75
Interest on plan assets	(84)	(5)	(89)	—	—	(89)
Interest on plan liabilities	77	7	84	—	2	86

Net finance (income)/expense	(7)	2	(5)	—	2	(3)

Net income statement charge	10	4	14	57	1	72

Summary of Amounts Recognised in Balance Sheet
The amounts recognised in the balance sheet are as follows:

	2019				2018
All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	3,341	120	—	3,461	3,240	141	—	3,381
Present value of defined benefit obligation	(2,912)	(138)	(19)	(3,069)	(2,671)	(158)	(19)	(2,848)

Net pension asset/(liability)	429	(18)	(19)	392	569	(17)	(19)	533
Other post-retirement medical benefit obligation				(43)				(49)
Other pension accruals				(12)				(13)

Net retirement benefit asset				337				471

Analysed as:
Retirement benefit assets				429				571
Retirement benefit obligations				(92)				(100)

Summary of Gains (Losses) Recognised in Other Comprehensive Income
The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2019	2018	2017
Amounts recognised for defined benefit plans	(148)	16	175
Amounts recognised for post-retirement medical benefit plans	3	6	—

Total recognised in year	(145)	22	175

Summary of Fair Value of Plan Assets
The fair value of plan assets comprises the following:

	2019			2018
All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	43	—	43	28	1	29
Equities	1	1	2	1	1	2
Bonds	5	2	7	—	2	2
Property	5	—	5	7	—	7
Pooled asset investment funds	30	—	30	44	—	44
Other	13	—	13	16	—	16

Summary of of Quoted and Non Quoted Market Price
The table below further disaggregates the plan assets into additional categories and those assets which have a quoted market price in an active market and those that do not:

	2019		2018
All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	43	—	29	—
Non-UK equities	—	2	—	2
Fixed-interest securities	7	—	2	—
Property	—	5	—	7
Pooled asset investment funds	30	—	44	—
Other	—	13	—	16

Total	80	20	75	25

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2019	2018
Liquid – call <1 month	37	51
Less liquid – call 1–3 months	—	—
Illiquid – call >3 months	63	49

Summary of Changes in Values of Plan Assets and Liabilities
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

	2019			2018
All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets
Opening fair value of plan assets	3,240	141	3,381	3,337	155	3,492
Exchange differences	—	(5)	(5)	—	4	4
Interest on plan assets	89	5	94	82	5	87
Return on plan assets excluding interest	133	13	146	(45)	(13)	(58)
Contributions by employer	3	2	5	6	1	7
Benefits paid	(124)	(16)	(140)	(140)	(11)	(151)
Other	—	(20)	(20)	—	—	—

Closing fair value of plan assets	3,341	120	3,461	3,240	141	3,381

Present value of defined benefit obligation
Opening defined benefit obligation	(2,671)	(177)	(2,848)	(2,792)	(181)	(2,973)
Exchange differences	—	5	5	—	(3)	(3)
Current service cost	(6)	(3)	(9)	(7)	(2)	(9)
Past service cost	—	—	—	(8)	—	(8)
Curtailments	2	—	2	—	—	—
Administration expenses	(6)	—	(6)	(6)	—	(6)
Interest on plan liabilities	(73)	(6)	(79)	(68)	(6)	(74)
Actuarial gains/(losses) – experience	(6)	(1)	(7)	(49)	(2)	(51)
Actuarial gains/(losses) – demographic	18	1	19	(12)	—	(12)
Actuarial gains/(losses) – financial	(294)	(12)	(306)	131	6	137
Contributions by employee	—	—	—	—	—	—
Other	—	20	20	—	—	—
Benefits paid	124	16	140	140	11	151

Closing defined benefit obligation	(2,912)	(157)	(3,069)	(2,671)	(177)	(2,848)

Summary of Changes in Value of US PRMB
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2019	2018
Opening defined benefit obligation	(49)	(67)
Exchange differences	1	(2)
Current service cost	—	1
Curtailments	1	11
Interest on plan liabilities	(2)	(2)
Actuarial gains/(losses) – experience	4	4
Actuarial gains/(losses) – demographic	1	—
Actuarial gains/(losses) – financial	(2)	2
Benefits paid	3	4

Closing defined benefit obligation	(43)	(49)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

	2019
All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(434)	591
(Decrease)/increase in defined benefit obligation – US plan	(11)	13
The effect of members living one year more or one year less on the defined benefit obligation is as follows:

	2019
All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	132	(126)
Increase/(decrease) in defined benefit obligation – US plan	8	(8)

The effect of a half percentage point increase and decrease in the inflation rate is as follows:

	2019
All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	153	(136)
Increase/(decrease) in defined benefit obligation – US plan	—	—